GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of total revenues attributed to geographic areas
The following table presents the total revenues for the years ended December 31, 2015, 2016 and 2017, allocated to the geographic areas in which they were generated:

	Year ended December 31,
	2015	2016	2017

North America (mainly U.S.)	$173,424	$253,960	$213,471
Europe	40,612	47,012	48,146
Other	6,914	11,822	12,369

	$220,950	$312,794	$273,986

Schedule of property and equipment attributed to geographic areas
The following table presents the locations of the Company’s property and equipment as of December 31, 2016 and 2017:

	December 31,
	2016	2017

Israel	$9,108	$12,229
U.S.	4,402	4,064
Europe	695	1,183

	14,205	$17,476